ASSET PURCHASE AND TITLE TRANSFER	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ASSET PURCHASE AND TITLE TRANSFER

NOTE 3 – ASSET PURCHASE AND TITLE TRANSFER

Emerald Grove Asset Purchase

On July 30, 2018, Jason Sunstein, the Chief Financial Officer, entered into a Residential Purchase Agreement) to acquire real property located in Hemet, California, which included approximately 80 acres of land and a structure for $1.1 million from an unrelated seller. The property includes the main parcel of land with an existing structure along with three additional parcels of land which are vacant plots to be used for the purpose of development “vacant plots”. The purpose of the transaction was as an investment in real property to be assigned to the Company subsequent to acquisition. The property was acquired by Mr. Sunstein since it was required that the seller transfer the property for consideration to an individual versus a separate legal entity. On March 18, 2019, Mr. Sunstein assigned the deed of the property to the Company. The total of the consideration plus acquisition costs assets of $1,122,050 was allocated to land and building in the following amounts: $271,225 – Land; $850,826 – Building.

The land is an indefinite long-lived asset that was assessed for impairment as a grouped asset with the building on a periodic basis. The Company completed the refinancing of its existing first and second mortgage loans on the 80 acres of land and existing structure of its Emerald Grove property for aggregate principal amount of $1,787,000, which provided a net funding of approximately $387,000 during the first fiscal quarter of 2021.

Oasis Park Title Transfer

On June 18, 2019, Baja Residents Club SA de CV (“BRC”), a related party with common ownership and control by our CEO, Robert Valdes, transferred title to the Company for the Oasis Park property which was part of a previously held land project consisting of 497 acres to be acquired and developed into Oasis Park resort near San Felipe, Baja. ILA recorded the property held for sale on its balance sheet in the amount of $670,000 and accordingly reduced the value as plots are sold. As of September 30, 2022, the Company reported a balance for assets held for sale of $647,399.

The Company transferred title to individual plots of land to the investors since the Company received this approval of change in transfer of title to ILA.

During the three and six months ended June 30, 2023, the Company did not enter into any new contract to sell plots of land.

On September 29, 2021, the Company entered into a house construction contract for total consideration of $99,000, of which $43,967 was funded as of December 31, 2022, and presented under Contract Liability in the consolidated balance sheets. The Company has not received any payments during the three and six months ended June 30, 2023.

During the year ended December 31, 2021, the Company sold three (3) lots to an affiliate of a related party of the Company for a total purchase price of $120,000, of which $61,440 was funded as of December 31, 2022. The Company has not received any payments during the three and six months ended June 30, 2023.

The remaining unpaid amount owed to the Company was $58,560 as of June 30, 2023, and December 31, 2022.

NOTE 3 – ASSET PURCHASE AND TITLE TRANSFER

Emerald Grove Asset Purchase

On July 30, 2018, Jason Sunstein, the Company’s Chief Financial Officer, entered into a Residential Purchase Agreement (“RPA” or “the Agreement”) to acquire real property located in Hemet, California, which included approximately 80 acres of land and a structure for $1.1 million from an unrelated seller. The property includes the main parcel of land with an existing structure along with three additional parcels of land which are vacant lots to be used for the purpose of development “vacant lots”. The purpose of the transaction was as an investment in real property to be assigned to the Company subsequent to acquisition. The property was acquired by Mr. Sunstein since it was required by the seller to transfer the property for consideration to an individual versus a separate legal entity. The transaction closed on March 18, 2019, and the consideration included a loan financed in the amount of $605,000 in addition to cash consideration of $524,613 which came from a portion of funds loaned by investors of the Company to be repaid as interest bearing notes payable. On March 18, 2019, Mr. Sunstein assigned the deed of the property to the Company. The mortgage obligation was assumed by the Company, as approved by the Board of Directors in March 2019. The mortgage loan was not assigned to the Company by the lender, however the lender acknowledged that the transfer of the property to the Company did not trigger an event of default. The Company recorded the assets acquired and liabilities assumed at fair value on the date of assignment and assumption. The Company completed the refinancing of its existing first and second mortgage loans on the 80 acres of land and existing structure of its Emerald Grove property for aggregate principal amount of $1,787,000, which provided a net funding of approximately $387,000 during the first fiscal quarter of 2021.

During the year ended December 31, 2021, the Company recognized $496,797 of revenue related to the sale of 20 acres of vacant land and associated improvements located at the Emerald Grove property in Hemet, California, to Integra Green.

On October 25, 2020, the Company entered into a business agreement with A&F Agriculture LLC (“A&F”), in which the parties agreed to operate a business for the purpose of commercially cultivating industrial hemp. A&F will be the managing party of the business agreement. The Company will provide A&F with the land and water supply for the purpose of the cultivation. All revenue and expenses associated with the cultivation will be split equally among parties. Franck Ingrande, is the managing member of A&F and is also the President of the Company. On December 14, 2021, the Company executed a rescission agreement with A&F, which terminated any and all of its interest, directly or indirectly, in the lease of a small portion of its land in Southern California for the growing of hemp. The Company was never in the hemp business and acted strictly as a lessor. Pursuant to the rescission agreement the Company will be paid $150,000 over the next two years, which includes $100,000 of expenses, fixed assets and improvements incurred by the Company for the venture.

Such amount was presented as note receivable and accrued interest in the consolidated balance sheets as of December 31, 2022 and 2021. The Company recognized $0 and $3,234 of interest income related to the note receivable during the years ended December 31, 2022 and 2021, respectively. The Company fully impaired the balance of such note receivable and related accrued interest for a total amount of $103,234, which is presented under impairment loss in the consolidated statement of operations for the year ended December 31, 2022.

The Company has included all allowed acquisition costs of $22,050 in the value of the capitalized assets. The building and land asset values were assigned using a purchase price allocation based on the appraised land values. The total of the consideration plus acquisition costs assets of $1,122,050 was allocated to land and building in the following amounts: $271,225 – Land; $850,826 – Building.

The land is an indefinite long-lived asset that was assessed for impairment as a grouped asset with the building on a periodic basis. The building has an estimated useful life of 20 years and is being depreciated on a straight-line basis.

The carrying balance of the land and building was $1,067,164 and $1,119,303 as of December 31, 2022 and 2021, respectively. Amortization of the building and construction was approximately $52,400 and $49,400 during the year ended December 31, 2022 and 2021, respectively.

There was no activity during the year ended December 31, 2022.

Oasis Park Title Transfer

On June 18, 2019, Baja Residents Club SA de CV (“BRC”), a related party with common ownership and control by our CEO, Robert Valdes, transferred title to the Company for the Oasis Park property which was part of a previously held land project consisting of 497 acres to be acquired and developed into Oasis Park resort near San Felipe, Baja. It was previously subject to approval by the Mexican government in Baja, California which was finalized in June 2019. As consideration for the promise to transfer title, the Company previously issued 7,500,000 shares of founder’s common stock that was valued at $750,000 or $0.10 per common share. No prior accounting was recorded for this issuance pending resolution of the contingency to transfer title, which was resolved during the year ended December 31, 2019. A portion of this value was allocated to the Oasis Park resort and a portion was allocated to other properties as the Company continues to receive transfer of title. ILA recorded the property held for sale on its balance sheet in the amount of $670,000 and accordingly reduced the value as lots are sold. As of December 31, 2022, and 2021, the Company reported a balance for assets held for sale of $0 and $647,399, respectively. The Company fully impaired the value of its assets held for sale due to the lack of evidential matter to support the fair value of the property for the year ended December 31, 2022.

The Company transferred title to individual plots of land to the investors since the Company received this approval of change in transfer of title to the ILA. As such, the Company recognized revenue for the plot sales previously executed during the year ended December 31 ,2019.

During the year ended December 31, 2021, the Company sold a house construction for $99,000, of which $43,967 has been funded as of December 31, 2022. The Company collected $23,967 and $20,000 during the years ended December 31, 2022 and 2021, respectively. Such amounts are presented under contract liability in the Company’s consolidated financial statements as of December 31, 2022 and 2021.

During the year ended December 31, 2021, the Company sold three (3) lots to an affiliate of a related party of the Company for a total purchase price of $120,000, of which $19,500 was funded as of December 31, 2021. During the year ended December 31, 2022, the Company was funded an additional $41,940 from this party. The amount funded was recorded and reported under contract liability in the Company’s consolidated financial statements as of December 31, 2022, as the collectability terms were not sufficiently satisfied to qualify for recognition of revenue under the revised revenue guidance. The remaining unpaid amount owed to the Company was $58,560 as of December 31, 2022.